Taxation	12 Months Ended
Dec. 31, 2018
Taxation [Abstract]
TAXATION

23. TAXATION

British Virgin Islands

Under the current laws of the British Virgin Islands, China Lending Corporation and Adrie are not subject to tax on income or capital gain. Additionally, upon payments of dividends to the shareholders, no British Virgin Islands withholding tax will be imposed.

Hong Kong

Feng Hui Holding is incorporated in Hong Kong and is subject to Hong Kong Profits Tax on the taxable income as reported in its statutory financial statements adjusted in accordance with relevant Hong Kong tax laws. The applicable tax rate is 16.5% in Hong Kong. The Company did not make any provisions for Hong Kong profit tax as there were no assessable profits derived from or earned in Hong Kong since inception. Under Hong Kong tax laws, Feng Hui Holding is exempted from income tax on its foreign-derived income and there are no withholding taxed in Hong Kong on remittance of dividends.

PRC

Jing Kai, Ding Xin, Ding Tai, Feng Hui, Zhiyuan and Zeshi are subject to PRC Enterprise Income Tax (“EIT”) on the taxable income in accordance with the relevant PRC income tax laws. The EIT rate for companies operating in the PRC is 25%. Feng Hui is a qualified enterprise engaged in industry list of Western Development Strategy and is therefore entitled to preferential tax rate of 15% till December 31, 2020. As of December 31, 2018, income tax returns for the tax years ended December 31, 2012 through December 31, 2017 remain open for statutory examination by PRC tax authorities.

The Company evaluates the level of authority for each uncertain tax position (including the potential application of interest and penalties) based on the technical merits, and measures the unrecognized benefits associated with the tax positions. For the years ended December 31, 2018, 2017 and 2016, the Company had no unrecognized tax benefits.

Income taxes that are attributed to the operations in the PRC consist of:

	For the years ended December 31,
	2018	2017	2016
Income tax expense is comprised of:
Current income tax	$17,635	$1,869,437	$4,789,085
Deferred income tax expense (benefit)	-	885,312	(667,747)
Total	$17,635	$2,754,749	$4,121,338

Deferred income taxes are primarily recognized for provision for loan losses. Deferred income tax was measured using the enacted income tax rates for the periods in which they are expected to be reversed.

During the years ended December 31, 2018 and 2017, there were no income taxes attributable to the operations in Jing Kai, Ding Xin, Ding Tai and Feng Hui. As of December 31, 2018 and 2017, the Company had net operating loss carryforwards of US$5,137,726 and US$nil, respectively, which will expire in 2023. The Company reviews deferred tax assets for a valuation allowance based upon whether it is more likely than not that the deferred tax asset will be fully realized. At December 31, 2018 and 2017, full valuation allowance is provided against the deferred tax assets based upon management’s assessment as to their realization.

The tax effects of temporary differences that give rise to the following approximate deferred tax assets as of December 31, 2018 and 2017 are presented below:

	December 31,	December 31,
	2018	2017
Accrued interest receivable	52,930	267,208
Accrued interest payable	1,058,637	442,258
Provision for loan losses	21,300,459	9,609,133
Accruals	22,093	20,250
Investment impairment	545,248	-
Net operating losses carryforwards	787,092	-
Deferred tax assets	$23,766,459	$10,338,849
Valuation allowance	(23,766,459)	(10,338,849)
Deferred tax assets, net	$-	$-

The Company evaluates its valuation allowance requirements at the end of each reporting period by reviewing all available evidence, both positive and negative, and considering whether, based on the weight of that evidence, a valuation allowance is needed. When circumstances cause a change in management’s judgement about the realizability of deferred tax assets, the impact of the change on the valuation allowance is generally reflected in net loss. The future realization of the tax benefit of an existing deductible temporary difference ultimately depends on the existence of sufficient taxable income of the appropriate character within the carryforward period available under applicable tax law.

Uncertain tax positions

The Company evaluates each uncertain tax position (including the potential application of interest and penalties) based on the technical merits, and measure the unrecognized benefits associated with the tax positions. As of December 31, 2018 and 2017, the Company did not have any significant unrecognized uncertain tax positions or any unrecognized liabilities, interest or penalties associated with unrecognized tax benefit.

The effective tax rates for the years ended December 31, 2018, 2017 and 2016 were (0.0)%, (5.3)% and 19.3%, respectively. The reconciliation between the effective income tax rate and the PRC statutory income tax rate of 25% is as follows:

	For the years ended December 31,
	2018	2017	2016
PRC statutory tax rate	25.0%	25.0%	25.0%
Effect of preferential income tax rate	(9.6)	(9.8)	(8.3)
Effect of different income tax rate in other jurisdictions	(0.3)	-	-
Effect of non-deductible expenses	(0.0)	0.0	0.1
Provision for DTA allowance	(15.1)	(19.1)	0.0
Others	(0.0)	(1.4)	2.5
Effective tax rate	(0.0)%	(5.3)%	19.3%

The enterprise income tax payable was as follows:

	December 31,	December 31,
	2018	2017
Income Tax Payable	$803,650	$847,528